NUVEEN DIVIDEND VALUE FUND

NUVEEN LARGE CAP VALUE FUND

SUPPLEMENT DATED JULY 12, 2012

TO THE PROSPECTUS DATED FEBRUARY 29, 2012,

AS SUPPLEMENTED MAY 14, 2012

Gerald C. Bren has announced that he will retire from Nuveen Asset Management, LLC on December 31, 2012. He will continue to act as a portfolio manager for Nuveen Dividend Value Fund and Nuveen Large Cap Value Fund (the “Funds”) until that time. Cori B. Johnson and Derek M. Sadowsky will continue to serve as portfolio managers for the Funds.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-FLCVP-0712P

NUVEEN DIVIDEND VALUE FUND

NUVEEN LARGE CAP VALUE FUND

SUPPLEMENT DATED JULY 12, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 29, 2012

Gerald C. Bren has announced that he will retire from Nuveen Asset Management, LLC on December 31, 2012. He will continue to act as a portfolio manager for Nuveen Dividend Value Fund and Nuveen Large Cap Value Fund (the “Funds”) until that time. Cori B. Johnson and Derek M. Sadowsky will continue to serve as portfolio managers for the Funds.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FLCVSAI-0712P